UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Hong T. Le

The Investment Company of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

ICA The Investment Company of America® Semi-annual report for the six months ended June 30, 2021

Invest in a fund whose
objective has stood
the test of time

The Investment Company of America seeks to achieve long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	27.63%	12.92%	12.14%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated March 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2021, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.01%.

Investing outside the United States may be subject to risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Investment Company of America for the period ended June 30, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/aivsx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

22	Financial highlights

Results at a glance

For the six months ended June 30, 2021, with all distributions reinvested

	ICA (Class A shares)	Standard & Poor’s 500 Composite Index*

Income return	0.70%	0.77%
Capital return	13.38%	14.48%
Total return	14.08%	15.25%

*	Source: S&P Dow Jones Indices LLC. The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The Investment Company of America	1

Investment portfolio June 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Common stocks 95.37%	Shares	Value (000)
Energy 5.52%
Baker Hughes Co., Class A	45,914,721	$1,050,070
Canadian Natural Resources, Ltd. (CAD denominated)	14,276,928	518,282
Chevron Corp.	12,165,269	1,274,190
ConocoPhillips	15,469,553	942,096
Diamondback Energy, Inc.	3,732,980	350,489
EOG Resources, Inc.	19,915,464	1,661,746
Exxon Mobil Corp.	2,664,829	168,097
Pioneer Natural Resources Company	850,207	138,176
Schlumberger, Ltd.	2,529,094	80,956
TC Energy Corp. (CAD denominated)[1]	5,781,213	286,076
		6,470,178

Materials 4.67%
Air Products and Chemicals, Inc.	254,226	73,136
BHP Group PLC	13,460,918	396,616
Celanese Corp.	1,036,663	157,158
Dow Inc.	5,970,334	377,803
Freeport-McMoRan, Inc.	16,375,821	607,707
International Flavors & Fragrances, Inc.	2,485,636	371,354
Linde PLC	5,497,054	1,589,198
LyondellBasell Industries NV	2,284,810	235,038
PPG Industries, Inc.	380,415	64,583
Rio Tinto PLC	8,127,275	668,814
Sherwin-Williams Company	572,481	155,973
Vale SA, ordinary nominative shares (ADR)	33,744,222	769,706
		5,467,086

Industrials 9.32%
Carrier Global Corp.	29,256,608	1,421,871
Caterpillar, Inc.	308,677	67,177
CSX Corp.	26,139,489	838,555
Cummins, Inc.	449,001	109,471
Fortive Corp.	472,466	32,950
General Dynamics Corp.	5,555,958	1,045,965
General Electric Co.	116,956,819	1,574,239
Honeywell International, Inc.	1,099,021	241,070
Illinois Tool Works, Inc.	2,470,377	552,278
L3Harris Technologies, Inc.	2,808,107	606,972
Lockheed Martin Corp.	886,274	335,322
Norfolk Southern Corp.	435,395	115,558
Northrop Grumman Corp.	1,443,175	524,493
Otis Worldwide Corp.	3,056,585	249,937
Raytheon Technologies Corp.	19,251,256	1,642,325
Rolls-Royce Holdings PLC[2]	275,936,082	377,580
Safran SA1	944,340	130,921
Stanley Black & Decker, Inc.	1,707,065	349,931

2	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
TFI International, Inc.	4,239,668	$386,615
Waste Connections, Inc.	358,079	42,765
Waste Management, Inc.	1,908,244	267,364
		10,913,359

Consumer discretionary 9.47%
Amazon.com, Inc.[2]	1,088,502	3,744,621
Aptiv PLC[2]	1,519,697	239,094
D.R. Horton, Inc.	348,922	31,532
Darden Restaurants, Inc.	966,822	141,146
DoorDash, Inc., Class A2	225,000	40,124
General Motors Company[2]	25,965,652	1,536,388
Hasbro, Inc.	6,468,812	611,432
Hilton Worldwide Holdings, Inc.[2]	162,757	19,632
Home Depot, Inc.	8,703,844	2,775,569
Lowe’s Companies, Inc.	237,414	46,051
Marriott International, Inc., Class A2	682,461	93,170
McDonald’s Corp.	2,584,192	596,923
NIKE, Inc., Class B	1,379,066	213,052
NVR, Inc.[2]	10,384	51,643
Royal Caribbean Cruises, Ltd.[2]	8,373,868	714,123
Starbucks Corp.	812,531	90,849
TJX Companies, Inc.	633,216	42,691
VF Corp.	531,759	43,626
YUM! Brands, Inc.	482,529	55,505
		11,087,171

Consumer staples 6.60%
Altria Group, Inc.	7,415,239	353,559
Anheuser-Busch InBev SA/NV	2,811,847	202,749
British American Tobacco PLC	31,521,285	1,220,895
Clorox Co.	674,490	121,347
Constellation Brands, Inc., Class A	130,209	30,454
General Mills, Inc.	5,838,794	355,758
Keurig Dr Pepper, Inc.	21,272,690	749,650
Kraft Heinz Company	733,467	29,911
Lamb Weston Holdings, Inc.	3,647,704	294,224
Mondelez International, Inc.	1,796,171	112,153
Nestlé SA	4,519,100	562,757
PepsiCo, Inc.	3,580,799	530,567
Pernod Ricard SA	955,217	212,032
Philip Morris International, Inc.	26,816,936	2,657,826
Procter & Gamble Company	289,069	39,004
Reckitt Benckiser Group PLC	2,936,446	259,845
		7,732,731

Health care 11.52%
Abbott Laboratories	25,229,175	2,924,818
AbbVie, Inc.	5,754,150	648,147
AmerisourceBergen Corp.	2,606,659	298,436
Amgen, Inc.	4,583,867	1,117,318
Anthem, Inc.	349,503	133,440
AstraZeneca PLC	611,433	73,440
Baxter International, Inc.	1,221,673	98,345
Chugai Pharmaceutical Co., Ltd.	3,586,600	142,115
Daiichi Sankyo Company, Ltd.	22,597,700	487,062
Danaher Corp.	1,309,350	351,377
DexCom, Inc.[2]	216,269	92,347
Edwards Lifesciences Corp.[2]	1,787,845	185,167
Eli Lilly and Company	555,470	127,492
Gilead Sciences, Inc.	17,057,585	1,174,585
GlaxoSmithKline PLC	18,049,352	354,391
Humana Inc.	489,862	216,872
Medtronic PLC	2,871,619	356,454
Merck & Co., Inc.	6,333,910	492,588
Novo Nordisk A/S, Class B	1,946,419	163,069
Organon & Co.[2]	469,491	14,207
Roche Holding AG, nonvoting non-registered shares	581,262	218,967

The Investment Company of America	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	8,683,470	$355,935
Stryker Corp.	504,529	131,041
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	24,158,631	239,170
Thermo Fisher Scientific, Inc.	2,050,329	1,034,330
UnitedHealth Group, Inc.	4,953,590	1,983,616
Zimmer Biomet Holdings, Inc.	477,637	76,814
		13,491,543

Financials 8.68%
AIA Group, Ltd.	31,155,800	387,226
American International Group, Inc.	20,416,111	971,807
Aon PLC, Class A	988,555	236,027
Arthur J. Gallagher & Co.	1,726,324	241,823
Bank of America Corp.	2,216,381	91,381
BlackRock, Inc.	279,426	244,489
Chubb, Ltd.	3,252,788	516,998
Citigroup, Inc.	16,451,182	1,163,921
Citizens Financial Group, Inc.	976,093	44,773
CME Group, Inc., Class A	619,124	131,675
Discover Financial Services	3,043,779	360,049
Great-West Lifeco, Inc. (CAD denominated)	9,365,347	278,180
ING Groep NV	15,102,000	199,486
JPMorgan Chase & Co.	14,867,909	2,312,555
KeyCorp	1,486,807	30,703
Marsh & McLennan Companies, Inc.	498,600	70,143
PNC Financial Services Group, Inc.	7,754,102	1,479,173
S&P Global, Inc.	1,701,044	698,194
The Blackstone Group, Inc.	839,046	81,505
Toronto-Dominion Bank (CAD denominated)	843,000	59,077
Travelers Companies, Inc.	1,809,655	270,923
Truist Financial Corp.	1,374,620	76,291
Wells Fargo & Company	4,746,603	214,974
		10,161,373

Information technology 18.76%
Accenture PLC, Class A	2,446,249	721,130
Adobe, Inc.[2]	818,072	479,096
Amphenol Corp., Class A	9,127,984	624,445
Analog Devices, Inc.	1,238,770	213,267
Apple, Inc.	12,729,820	1,743,476
Applied Materials, Inc.	1,338,700	190,631
ASML Holding NV	1,077,559	740,308
Autodesk, Inc.[2]	145,000	42,325
Broadcom, Inc.	8,941,942	4,263,876
Cognizant Technology Solutions Corp., Class A	2,200,116	152,380
Fidelity National Information Services, Inc.	2,130,041	301,763
Global Payments, Inc.	1,508,709	282,943
GoDaddy Inc., Class A2	651,228	56,631
Intel Corp.	3,008,578	168,902
KLA Corp.	649,747	210,654
Mastercard, Inc., Class A	3,165,804	1,155,803
Micron Technology, Inc.[2]	392,000	33,312
Microsoft Corp.	32,121,665	8,701,759
NetApp, Inc.	2,546,297	208,338
Okta, Inc., Class A2	214,879	52,577
Paychex, Inc.	322,309	34,584
PayPal Holdings, Inc.[2]	143,950	41,959
QUALCOMM, Inc.	557,014	79,614
ServiceNow, Inc.[2]	1,739,047	955,693
SS&C Technologies Holdings, Inc.	1,403,519	101,138
Taiwan Semiconductor Manufacturing Company, Ltd.	6,309,000	134,728
Visa, Inc., Class A	1,166,793	272,819
Zoom Video Communications, Inc., Class A2	21,596	8,358
		21,972,509

4	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Communication services 16.04%
Activision Blizzard, Inc.	1,269,335	$121,145
Alphabet, Inc., Class A2	1,227,842	2,998,132
Alphabet, Inc., Class C2	646,076	1,619,273
Charter Communications, Inc., Class A2	467,296	337,131
Comcast Corp., Class A	74,714,616	4,260,228
Electronic Arts, Inc.	128,476	18,479
Facebook, Inc., Class A2	17,036,422	5,923,734
Netflix, Inc.[2]	6,171,688	3,259,947
Omnicom Group, Inc.	2,158,625	172,669
Vodafone Group PLC	47,741,565	80,134
		18,790,872

Utilities 2.84%
AES Corp.	15,385,887	401,110
American Electric Power Company, Inc.	1,793,169	151,684
CenterPoint Energy, Inc.	6,864,807	168,325
CMS Energy Corp.	2,538,212	149,958
Edison International	4,531,764	262,027
Enel SpA	22,976,530	213,378
Entergy Corp.	564,893	56,320
Exelon Corp.	7,307,448	323,793
NextEra Energy, Inc.	6,802,267	498,470
PG&E Corp.[2]	68,436,100	695,995
Public Service Enterprise Group, Inc.	671,700	40,127
Sempra Energy	2,489,889	329,861
Xcel Energy, Inc.	519,628	34,233
		3,325,281

Real estate 1.95%
Alexandria Real Estate Equities, Inc. REIT	709,199	129,032
American Tower Corp. REIT	1,794,361	484,729
Crown Castle International Corp. REIT	4,608,128	899,046
Equinix, Inc. REIT	316,834	254,291
Prologis, Inc. REIT	876,250	104,738
SBA Communications Corp. REIT	1,295,681	412,933
		2,284,769

Total common stocks (cost: $60,478,646,000)		111,696,872

Preferred securities 0.04%
Financials 0.04%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,815,256	17,816
Fannie Mae, Series P, 4.50% noncumulative preferred shares[2]	565,000	949
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	2,946,415	5,834
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	9,922,867	19,846
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[2]	1,818,512	3,092

Total preferred securities (cost: $47,695,000)		47,537

Convertible stocks 0.40%
Consumer discretionary 0.18%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,147,435	205,184

Health care 0.07%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	48,691	87,576

Information technology 0.08%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	59,208	89,989

The Investment Company of America	5

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.07%
AES Corp., convertible preferred units, 6.875% 2024	507,804	$54,625
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	460,630	25,864
		80,489

Total convertible stocks (cost: $362,463,000)		463,238

Convertible bonds & notes 0.14%	Principal amount (000)
Consumer discretionary 0.14%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[3]	$114,744	156,921
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 2023[3]	8,525	10,731

Total convertible bonds & notes (cost: $127,439,000)		167,652

Bonds, notes & other debt instruments 0.05%
Corporate bonds, notes & loans 0.05%
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	48,800	56,306

Total bonds, notes & other debt instruments (cost: $47,675,000)		56,306

Short-term securities 4.10%	Shares
Money market investments 4.06%
Capital Group Central Cash Fund 0.04%[4,5]	47,541,253	4,754,125

Money market investments purchased with collateral from securities on loan 0.04%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[4,6]	13,100,000	13,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	13,100,000	13,100
Capital Group Central Cash Fund 0.04%[4,5,6]	86,515	8,652
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	7,871,381	7,871
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[4,6]	3,100,000	3,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[4,6]	3,100,000	3,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,6]	2,100,000	2,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[4,6]	1,500,000	1,500
		52,523

Total short-term securities (cost: $4,806,418,000)		4,806,648
Total investment securities 100.10% (cost: $65,870,336,000)		117,238,253
Other assets less liabilities (0.10)%		(122,887)

Net assets 100.00%		$117,115,366

6	The Investment Company of America

Investments in affiliates5

					Net
	Value of			Net	unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain	(depreciation)	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common stocks 0.00%
Consumer discretionary 0.00%
Hasbro, Inc.[7]	$709,683	$—	$108,108	$8,165	$1,692	$—	$9,559
Consumer staples 0.00%
Lamb Weston Holdings, Inc.[7]	790,669	—	506,716	173,265	(162,994)	—	3,163
Total common stocks						—
Short-term securities 4.07%
Money market investments 4.06%
Capital Group Central Cash Fund 0.04%[4]	4,123,032	12,523,264	11,891,815	55	(411)	4,754,125	1,647
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 0.04%[4,6]	—	8,6528				8,652	—	[9]
Total short-term securities						4,762,777
Total 4.07%				$181,485	$(161,713)	$4,762,777	$14,369

[1]	All or a portion of this security was on loan. The total value of all such securities was $50,004,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,958,000, which represented .19% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2021.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Unaffiliated issuer at 6/30/2021.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

See notes to financial statements.

The Investment Company of America	7

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $50,004 of investment securities on loan):
Unaffiliated issuers (cost: $61,107,789)	$112,475,476
Affiliated issuers (cost: $4,762,547)	4,762,777		$117,238,253
Cash			199
Cash denominated in currencies other than U.S. dollars (cost: $2,813)			2,813
Receivables for:
Sales of investments	107,155
Sales of fund’s shares	59,794
Dividends and interest	130,588
Securities lending income	—	*
Other	561		298,098
			117,539,363
Liabilities:
Collateral for securities on loan			52,523
Payables for:
Purchases of investments	262,479
Repurchases of fund’s shares	55,365
Investment advisory services	22,003
Services provided by related parties	24,850
Trustees’ deferred compensation	4,361
Other	2,416		371,474
Net assets at June 30, 2021			$117,115,366

Net assets consist of:
Capital paid in on shares of beneficial interest			$59,730,561
Total distributable earnings			57,384,805
Net assets at June 30, 2021			$117,115,366

*	Amount less than one thousand.

See notes to financial statements.

8	The Investment Company of America

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,346,308 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$76,141,114	1,524,545		$49.94
Class C	1,487,831	30,152		49.34
Class T	13	—	*	49.93
Class F-1	1,657,652	33,287		49.80
Class F-2	10,028,281	200,931		49.91
Class F-3	4,430,860	88,769		49.91
Class 529-A	3,529,079	70,873		49.79
Class 529-C	116,992	2,354		49.71
Class 529-E	92,606	1,867		49.61
Class 529-T	17	—	*	49.92
Class 529-F-1	12	—	*	49.70
Class 529-F-2	166,358	3,332		49.93
Class 529-F-3	13	—	*	49.93
Class R-1	75,427	1,524		49.49
Class R-2	720,475	14,540		49.55
Class R-2E	83,179	1,671		49.77
Class R-3	1,028,577	20,684		49.73
Class R-4	1,397,309	28,069		49.78
Class R-5E	169,533	3,398		49.89
Class R-5	213,190	4,270		49.93
Class R-6	15,776,848	316,042		49.92

*	Amount less than one thousand.

See notes to financial statements.

The Investment Company of America	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,955; also includes $14,369 from affiliates)	$1,037,883
Interest	7,576
Securities lending income (net of fees)	1,588	$1,047,047
Fees and expenses*:
Investment advisory services	130,968
Distribution services	106,687
Transfer agent services	35,047
Administrative services	16,944
Reports to shareholders	1,035
Registration statement and prospectus	769
Trustees’ compensation	862
Auditing and legal	43
Custodian	549
Other	1,230
Total fees and expenses before waiver/reimbursement	294,134
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	7
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		294,127
Net investment income		752,920

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	5,674,811
Affiliated issuers	181,485
In-kind redemptions	60,939
Currency transactions	(4,945)	5,912,290
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	8,579,830
Affiliated issuers	(161,713)
Currency translations	(1,373)	8,416,744
Net realized gain and unrealized appreciation		14,329,034

Net increase in net assets resulting from operations		$15,081,954

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	The Investment Company of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$752,920	$1,555,783
Net realized gain	5,912,290	763,428
Net unrealized appreciation	8,416,744	11,328,338
Net increase in net assets resulting from operations	15,081,954	13,647,549

Distributions paid to shareholders	(1,715,271)	(1,893,511)

Net capital share transactions	(5,439,617)	(5,530,573)

Total increase in net assets	7,927,066	6,223,465

Net assets:
Beginning of period	109,188,300	102,964,835
End of period	$117,115,366	$109,188,300

*	Unaudited.

See notes to financial statements.

The Investment Company of America	11

Notes to financial statements	unaudited

1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of

12	The Investment Company of America

investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to

The Investment Company of America	13

a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,470,178	$—	$—	$6,470,178
Materials	5,467,086	—	—	5,467,086
Industrials	10,913,359	—	—	10,913,359
Consumer discretionary	11,087,171	—	—	11,087,171
Consumer staples	7,732,731	—	—	7,732,731
Health care	13,491,543	—	—	13,491,543
Financials	10,161,373	—	—	10,161,373
Information technology	21,972,509	—	—	21,972,509
Communication services	18,790,872	—	—	18,790,872
Utilities	3,325,281	—	—	3,325,281
Real estate	2,284,769	—	—	2,284,769
Preferred securities	47,537	—	—	47,537
Convertible stocks	463,238	—	—	463,238
Convertible bonds & notes	—	167,652	—	167,652
Bonds, notes & other debt instruments	—	56,306	—	56,306
Short-term securities	4,806,648	—	—	4,806,648
Total	$117,014,295	$223,958	$—	$117,238,253

14	The Investment Company of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Investment Company of America	15

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2021, the total value of securities on loan was $50,004,000, and the total value of collateral received was $52,523,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2021, the fund recognized $19,968,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $2,037,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain

16	The Investment Company of America

investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$472,538
Undistributed long-term capital gains	949,680

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$51,777,010
Gross unrealized depreciation on investments	(711,013)
Net unrealized appreciation on investments	51,065,997
Cost of investments	66,172,256

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2021						Year ended December 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$469,233		$624,257		$1,093,490		$966,135		$178,390		$1,144,525
Class C	4,031		12,353		16,384		11,683		4,288		15,971
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	10,130		13,649		23,779		25,522		4,841		30,363
Class F-2	70,899		81,796		152,695		135,727		22,370		158,097
Class F-3	33,527		36,209		69,736		66,159		10,084		76,243
Class 529-A	21,051		28,994		50,045		43,198		8,121		51,319
Class 529-C	299		963		1,262		1,467		739		2,206
Class 529-E	453		764		1,217		1,023		235		1,258
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	1,527		334		1,861
Class 529-F-2†	1,134		1,358		2,492		533		—		533
Class 529-F-3†	—	*	—	*	—	*	—	*	—		—	*
Class R-1	198		628		826		554		200		754
Class R-2	1,795		5,954		7,749		4,951		1,776		6,727
Class R-2E	322		683		1,005		750		203		953
Class R-3	4,758		8,463		13,221		11,038		2,595		13,633
Class R-4	8,507		11,530		20,037		19,203		3,674		22,877
Class R-5E	1,026		1,391		2,417		1,459		242		1,701
Class R-5	1,580		1,748		3,328		3,717		618		4,335
Class R-6	135,266		120,322		255,588		312,342		47,813		360,155

Total	$764,209		$951,062		$1,715,271		$1,606,988		$286,523		$1,893,511

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

The Investment Company of America	17

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. During the six months ended June 30, 2021, CRMC waived investment advisory services fees of $7,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $130,968,000 were reduced to $130,961,000, both of which were equivalent to an annualized rate of 0.232% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

18	The Investment Company of America

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$85,544	$24,506		$10,770		Not applicable
Class C	7,080	485		214		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,123	1,082		256		Not applicable
Class F-2	Not applicable	4,836		1,399		Not applicable
Class F-3	Not applicable	28		626		Not applicable
Class 529-A	3,810	1,036		499		$993
Class 529-C	565	37		17		35
Class 529-E	216	15		13		26
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	45		22		45
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	359	35		11		Not applicable
Class R-2	2,563	1,212		103		Not applicable
Class R-2E	239	81		12		Not applicable
Class R-3	2,467	755		148		Not applicable
Class R-4	1,721	703		207		Not applicable
Class R-5E	Not applicable	91		18		Not applicable
Class R-5	Not applicable	52		31		Not applicable
Class R-6	Not applicable	48		2,598		Not applicable
Total class-specific expenses	$106,687	$35,047		$16,944		$1,099

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $862,000 in the fund’s statement of operations reflects $343,000 in current fees (either paid in cash or deferred) and a net increase of $519,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $830,212,000 and $1,223,672,000, respectively, which generated $394,216,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

The Investment Company of America	19

8. Warrants

As of June 30, 2021, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,231 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2021, the net asset value of each share class would have been reduced by approximately $0.02 per share. No warrants were exercised during the six months ended June 30, 2021.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class A	$2,097,613	44,003	$1,065,911		21,716		$(3,535,484)	(74,644)	$(371,960)	(8,925)
Class C	103,017	2,187	16,325		335		(177,925)	(3,798)	(58,583)	(1,276)
Class T	—	—	—		—		—	—	—	—
Class F-1	41,073	869	23,378		478		(399,091)	(8,424)	(334,640)	(7,077)
Class F-2	1,350,979	28,430	148,176		3,023		(1,164,423)	(24,294)	334,732	7,159
Class F-3	525,920	11,130	66,120		1,349		(565,229)	(11,908)	26,811	571
Class 529-A	139,078	2,935	50,033		1,022		(218,084)	(4,634)	(28,973)	(677)
Class 529-C	8,957	190	1,261		26		(24,240)	(513)	(14,022)	(297)
Class 529-E	3,185	67	1,216		25		(5,633)	(121)	(1,232)	(29)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	20,981	438	2,492		51		(9,963)	(210)	13,510	279
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	5,547	118	821		17		(9,562)	(202)	(3,194)	(67)
Class R-2	67,487	1,437	7,746		158		(93,659)	(2,006)	(18,426)	(411)
Class R-2E	9,678	206	1,005		20		(12,422)	(263)	(1,739)	(37)
Class R-3	94,241	2,008	13,207		270		(150,368)	(3,202)	(42,920)	(924)
Class R-4	79,706	1,688	20,022		409		(201,179)	(4,216)	(101,451)	(2,119)
Class R-5E	66,387	1,364	2,417		49		(13,578)	(291)	55,226	1,122
Class R-5	11,493	242	3,325		68		(21,160)	(447)	(6,342)	(137)
Class R-6	1,671,537	34,517	255,587		5,231		(6,813,538)	(139,921)	(4,886,414)	(100,173)
Total net increase (decrease)	$6,296,879	131,829	$1,679,042		34,247		$(13,415,538)	(279,094)	$(5,439,617)	(113,018)

See end of table for footnotes.

20	The Investment Company of America

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$3,285,188	86,876		$1,113,924		30,061		$(7,557,244)	(199,815)	$(3,158,132)	(82,878)
Class C	180,729	4,865		15,870		436		(540,393)	(14,275)	(343,794)	(8,974)
Class T	—	—		—		—		—	—	—	—
Class F-1	152,213	4,028		29,506		805		(492,077)	(13,171)	(310,358)	(8,338)
Class F-2	2,276,245	59,270		152,802		4,132		(2,716,811)	(71,568)	(287,764)	(8,166)
Class F-3	840,108	21,950		72,271		1,957		(976,901)	(25,986)	(64,522)	(2,079)
Class 529-A	362,161	9,368		51,299		1,387		(477,561)	(12,297)	(64,101)	(1,542)
Class 529-C	20,635	542		2,205		62		(198,659)	(5,153)	(175,819)	(4,549)
Class 529-E	5,945	157		1,257		34		(18,081)	(468)	(10,879)	(277)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	20,084	521		1,861		52		(135,299)	(3,502)	(113,354)	(2,929)
Class 529-F-2[3]	123,289	3,151		532		12		(4,780)	(110)	119,041	3,053
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	8,263	220		751		20		(19,924)	(532)	(10,910)	(292)
Class R-2	120,416	3,162		6,720		183		(182,350)	(4,826)	(55,214)	(1,481)
Class R-2E	15,495	399		953		26		(19,652)	(512)	(3,204)	(87)
Class R-3	155,079	4,090		13,617		369		(265,356)	(6,942)	(96,660)	(2,483)
Class R-4	144,530	3,807		22,864		620		(406,878)	(10,612)	(239,484)	(6,185)
Class R-5E	43,150	1,126		1,700		46		(24,415)	(623)	20,435	549
Class R-5	24,424	643		4,333		118		(113,946)	(2,961)	(85,189)	(2,200)
Class R-6	2,033,130	54,683		360,151		9,750		(3,043,956)	(79,905)	(650,675)	(15,472)
Total net increase (decrease)	$9,811,094	258,858		$1,852,616		50,070		$(17,194,283)	(453,258)	$(5,530,573)	(144,330)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,515,704,000 and $19,301,955,000, respectively, during the six months ended June 30, 2021.

The Investment Company of America	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2021[5,6]	$44.42	$.30	$5.94	$6.24	$(.31)	$(.41)	$(.72)	$49.94	14.08%[7]		$76,141		.57%[8]		.57%[8]		1.28%[8]
12/31/2020	39.57	.60	4.98	5.58	(.62)	(.11)	(.73)	44.42	14.50		68,122		.59		.59		1.54
12/31/2019	33.91	.70	7.53	8.23	(.76)	(1.81)	(2.57)	39.57	24.54		63,959		.59		.59		1.86
12/31/2018	40.39	.75	(3.28)	(2.53)	(.74)	(3.21)	(3.95)	33.91	(6.51)		54,973		.57		.57		1.85
12/31/2017	36.23	.69	6.41	7.10	(.68)	(2.26)	(2.94)	40.39	19.73		63,640		.57		.57		1.76
12/31/2016	33.37	.65	4.20	4.85	(.69)	(1.30)	(1.99)	36.23	14.59		58,402		.59		.59		1.86
Class C:
6/30/2021[5,6]	43.90	.12	5.86	5.98	(.13)	(.41)	(.54)	49.34	13.66	[7]	1,488		1.33	[8]	1.33	[8]	.52	[8]
12/31/2020	39.10	.30	4.94	5.24	(.33)	(.11)	(.44)	43.90	13.64		1,380		1.33		1.33		.79
12/31/2019	33.54	.41	7.43	7.84	(.47)	(1.81)	(2.28)	39.10	23.57		1,580		1.35		1.35		1.09
12/31/2018	39.98	.42	(3.24)	(2.82)	(.41)	(3.21)	(3.62)	33.54	(7.24)		1,498		1.36		1.36		1.05
12/31/2017	35.89	.37	6.34	6.71	(.36)	(2.26)	(2.62)	39.98	18.77		1,806		1.38		1.38		.95
12/31/2016	33.08	.37	4.14	4.51	(.40)	(1.30)	(1.70)	35.89	13.70		1,710		1.39		1.39		1.06
Class T:
6/30/2021[5,6]	44.41	.36	5.94	6.30	(.37)	(.41)	(.78)	49.93	14.22	[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	1.50	[8,9]
12/31/2020	39.56	.69	4.99	5.68	(.72)	(.11)	(.83)	44.41	14.79	[9]	—	[10]	.35	[9]	.35	[9]	1.77	[9]
12/31/2019	33.91	.79	7.52	8.31	(.85)	(1.81)	(2.66)	39.56	24.79	[9]	—	[10]	.35	[9]	.35	[9]	2.09	[9]
12/31/2018	40.38	.83	(3.27)	(2.44)	(.82)	(3.21)	(4.03)	33.91	(6.29)[9]		—	[10]	.36	[9]	.36	[9]	2.05	[9]
12/31/2017[5,11]	38.08	.56	4.59	5.15	(.59)	(2.26)	(2.85)	40.38	13.61	[7,9]	—	[10]	.38	[8,9]	.38	[8,9]	1.92	[8,9]
Class F-1:
6/30/2021[5,6]	44.29	.28	5.93	6.21	(.29)	(.41)	(.70)	49.80	14.05	[7]	1,658		.64	[8]	.64	[8]	1.20	[8]
12/31/2020	39.45	.57	4.98	5.55	(.60)	(.11)	(.71)	44.29	14.44		1,788		.65		.65		1.48
12/31/2019	33.82	.67	7.50	8.17	(.73)	(1.81)	(2.54)	39.45	24.43		1,922		.66		.66		1.78
12/31/2018	40.29	.71	(3.27)	(2.56)	(.70)	(3.21)	(3.91)	33.82	(6.59)		1,639		.66		.66		1.76
12/31/2017	36.15	.65	6.39	7.04	(.64)	(2.26)	(2.90)	40.29	19.60		2,039		.68		.68		1.66
12/31/2016	33.30	.62	4.18	4.80	(.65)	(1.30)	(1.95)	36.15	14.48		1,972		.69		.69		1.78
Class F-2:
6/30/2021[5,6]	44.39	.35	5.94	6.29	(.36)	(.41)	(.77)	49.91	14.21	[7]	10,028		.37	[8]	.37	[8]	1.48	[8]
12/31/2020	39.55	.67	4.98	5.65	(.70)	(.11)	(.81)	44.39	14.73		8,602		.38		.38		1.74
12/31/2019	33.90	.77	7.52	8.29	(.83)	(1.81)	(2.64)	39.55	24.76		7,986		.39		.39		2.05
12/31/2018	40.37	.82	(3.27)	(2.45)	(.81)	(3.21)	(4.02)	33.90	(6.31)		6,067		.39		.39		2.03
12/31/2017	36.21	.76	6.41	7.17	(.75)	(2.26)	(3.01)	40.37	19.94		4,840		.40		.40		1.93
12/31/2016	33.36	.71	4.19	4.90	(.75)	(1.30)	(2.05)	36.21	14.78		4,359		.41		.41		2.02
Class F-3:
6/30/2021[5,6]	44.40	.37	5.93	6.30	(.38)	(.41)	(.79)	49.91	14.24	[7]	4,431		.27	[8]	.27	[8]	1.58	[8]
12/31/2020	39.55	.72	4.98	5.70	(.74)	(.11)	(.85)	44.40	14.88		3,916		.28		.28		1.85
12/31/2019	33.90	.82	7.52	8.34	(.88)	(1.81)	(2.69)	39.55	24.89		3,571		.29		.29		2.16
12/31/2018	40.37	.86	(3.28)	(2.42)	(.84)	(3.21)	(4.05)	33.90	(6.24)		2,562		.30		.30		2.12
12/31/2017[5,12]	37.51	.74	5.17	5.91	(.79)	(2.26)	(3.05)	40.37	15.91	[7]	2,817		.30	[8]	.30	[8]	1.99	[8]
Class 529-A:
6/30/2021[5,6]	44.29	.29	5.92	6.21	(.30)	(.41)	(.71)	49.79	14.05	[7]	3,529		.62	[8]	.62	[8]	1.23	[8]
12/31/2020	39.46	.57	4.97	5.54	(.60)	(.11)	(.71)	44.29	14.43		3,169		.64		.64		1.49
12/31/2019	33.82	.67	7.52	8.19	(.74)	(1.81)	(2.55)	39.46	24.46		2,884		.65		.65		1.79
12/31/2018	40.29	.71	(3.27)	(2.56)	(.70)	(3.21)	(3.91)	33.82	(6.59)		2,495		.66		.66		1.76
12/31/2017	36.15	.65	6.40	7.05	(.65)	(2.26)	(2.91)	40.29	19.62		2,843		.66		.66		1.67
12/31/2016	33.30	.62	4.18	4.80	(.65)	(1.30)	(1.95)	36.15	14.49		2,351		.68		.68		1.77

See end of table for footnotes.

22	The Investment Company of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2021[5,6]	$44.22	$.11	$5.91	$6.02	$(.12)	$(.41)	$(.53)	$49.71	13.65%[7]		$117		1.36%[8]		1.36%[8]		.48%[8]
12/31/2020	39.36	.29	4.97	5.26	(.29)	(.11)	(.40)	44.22	13.60		117		1.37		1.37		.77
12/31/2019	33.74	.39	7.49	7.88	(.45)	(1.81)	(2.26)	39.36	23.54		283		1.39		1.39		1.05
12/31/2018	40.19	.41	(3.26)	(2.85)	(.39)	(3.21)	(3.60)	33.74	(7.28)		293		1.41		1.41		1.01
12/31/2017	36.03	.35	6.37	6.72	(.30)	(2.26)	(2.56)	40.19	18.71		374		1.43		1.43		.90
12/31/2016	33.20	.35	4.16	4.51	(.38)	(1.30)	(1.68)	36.03	13.61		504		1.45		1.45		1.00
Class 529-E:
6/30/2021[5,6]	44.14	.23	5.89	6.12	(.24)	(.41)	(.65)	49.61	13.91	[7]	93		.86	[8]	.86	[8]	.99	[8]
12/31/2020	39.31	.48	4.97	5.45	(.51)	(.11)	(.62)	44.14	14.20		84		.86		.86		1.26
12/31/2019	33.71	.59	7.47	8.06	(.65)	(1.81)	(2.46)	39.31	24.14		85		.88		.88		1.56
12/31/2018	40.16	.61	(3.25)	(2.64)	(.60)	(3.21)	(3.81)	33.71	(6.78)		79		.90		.90		1.52
12/31/2017	36.04	.56	6.37	6.93	(.55)	(2.26)	(2.81)	40.16	19.34		92		.90		.90		1.43
12/31/2016	33.21	.53	4.17	4.70	(.57)	(1.30)	(1.87)	36.04	14.20		84		.92		.92		1.53
Class 529-T:
6/30/2021[5,6]	44.41	.34	5.93	6.27	(.35)	(.41)	(.76)	49.92	14.17	[7,9]	—	[10]	.40	[8,9]	.40	[8,9]	1.44	[8,9]
12/31/2020	39.56	.67	4.99	5.66	(.70)	(.11)	(.81)	44.41	14.72	[9]	—	[10]	.40	[9]	.40	[9]	1.72	[9]
12/31/2019	33.91	.77	7.52	8.29	(.83)	(1.81)	(2.64)	39.56	24.72	[9]	—	[10]	.41	[9]	.41	[9]	2.03	[9]
12/31/2018	40.38	.81	(3.27)	(2.46)	(.80)	(3.21)	(4.01)	33.91	(6.34)[9]		—	[10]	.42	[9]	.42	[9]	2.00	[9]
12/31/2017[5,11]	38.08	.55	4.59	5.14	(.58)	(2.26)	(2.84)	40.38	13.57	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	1.88	[8,9]
Class 529-F-1:
6/30/2021[5,6]	44.21	.33	5.92	6.25	(.35)	(.41)	(.76)	49.70	14.17	[7,9]	—	[10]	.44	[8,9]	.44	[8,9]	1.41	[8,9]
12/31/2020	39.40	.65	4.97	5.62	(.70)	(.11)	(.81)	44.21	14.69	[9]	—	[10]	.40	[9]	.40	[9]	1.72	[9]
12/31/2019	33.78	.76	7.50	8.26	(.83)	(1.81)	(2.64)	39.40	24.72		115		.42		.42		2.02
12/31/2018	40.24	.80	(3.25)	(2.45)	(.80)	(3.21)	(4.01)	33.78	(6.34)		93		.43		.43		1.99
12/31/2017	36.11	.74	6.38	7.12	(.73)	(2.26)	(2.99)	40.24	19.88		83		.44		.44		1.89
12/31/2016	33.27	.70	4.17	4.87	(.73)	(1.30)	(2.03)	36.11	14.73		70		.46		.46		1.99
Class 529-F-2:
6/30/2021[5,6]	44.41	.35	5.93	6.28	(.35)	(.41)	(.76)	49.93	14.19	[7]	166		.39	[8]	.39	[8]	1.47	[8]
12/31/2020[5,13]	38.92	.12	5.55	5.67	(.18)	—	(.18)	44.41	14.56	[7]	136		.06	[7]	.06	[7]	.29	[7]
Class 529-F-3:
6/30/2021[5,6]	44.41	.36	5.94	6.30	(.37)	(.41)	(.78)	49.93	14.23	[7]	—	[10]	.36	[8]	.33	[8]	1.52	[8]
12/31/2020[5,13]	38.92	.13	5.54	5.67	(.18)	—	(.18)	44.41	14.59	[7]	—	[10]	.09	[7]	.06	[7]	.30	[7]
Class R-1:
6/30/2021[5,6]	44.03	.12	5.88	6.00	(.13)	(.41)	(.54)	49.49	13.64	[7]	75		1.35	[8]	1.35	[8]	.50	[8]
12/31/2020	39.21	.30	4.95	5.25	(.32)	(.11)	(.43)	44.03	13.63		70		1.35		1.35		.77
12/31/2019	33.63	.40	7.45	7.85	(.46)	(1.81)	(2.27)	39.21	23.54		74		1.37		1.37		1.07
12/31/2018	40.07	.41	(3.24)	(2.83)	(.40)	(3.21)	(3.61)	33.63	(7.24)		72		1.38		1.38		1.03
12/31/2017	35.97	.36	6.36	6.72	(.36)	(2.26)	(2.62)	40.07	18.73		88		1.39		1.39		.94
12/31/2016	33.15	.37	4.15	4.52	(.40)	(1.30)	(1.70)	35.97	13.66		85		1.40		1.40		1.05

See end of table for footnotes.

The Investment Company of America	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2021[5,6]	$44.09	$.11	$5.88	$5.99	$(.12)	$(.41)	$(.53)	$49.55	13.62%[7]	$720	1.37%[8]		1.37%[8]		.48%[8]
12/31/2020	39.26	.29	4.97	5.26	(.32)	(.11)	(.43)	44.09	13.62	659	1.37		1.37		.76
12/31/2019	33.67	.40	7.46	7.86	(.46)	(1.81)	(2.27)	39.26	23.54	645	1.39		1.39		1.06
12/31/2018	40.12	.41	(3.25)	(2.84)	(.40)	(3.21)	(3.61)	33.67	(7.26)	582	1.40		1.40		1.02
12/31/2017	36.01	.36	6.37	6.73	(.36)	(2.26)	(2.62)	40.12	18.75	687	1.39		1.39		.94
12/31/2016	33.18	.37	4.16	4.53	(.40)	(1.30)	(1.70)	36.01	13.68	653	1.39		1.39		1.06
Class R-2E:
6/30/2021[5,6]	44.28	.18	5.91	6.09	(.19)	(.41)	(.60)	49.77	13.81 [7]	83	1.07	[8]	1.07	[8]	.78	[8]
12/31/2020	39.43	.40	4.99	5.39	(.43)	(.11)	(.54)	44.28	13.94	75	1.08		1.08		1.05
12/31/2019	33.81	.51	7.49	8.00	(.57)	(1.81)	(2.38)	39.43	23.89	71	1.09		1.09		1.35
12/31/2018	40.28	.53	(3.26)	(2.73)	(.53)	(3.21)	(3.74)	33.81	(6.99)	52	1.10		1.10		1.33
12/31/2017	36.15	.48	6.40	6.88	(.49)	(2.26)	(2.75)	40.28	19.14	43	1.09		1.09		1.23
12/31/2016	33.33	.47	4.19	4.66	(.54)	(1.30)	(1.84)	36.15	14.03	16	1.09		1.09		1.32
Class R-3:
6/30/2021[5,6]	44.24	.22	5.91	6.13	(.23)	(.41)	(.64)	49.73	13.89 [7]	1,029	.92	[8]	.92	[8]	.93	[8]
12/31/2020	39.40	.46	4.98	5.44	(.49)	(.11)	(.60)	44.24	14.13	956	.92		.92		1.20
12/31/2019	33.78	.57	7.49	8.06	(.63)	(1.81)	(2.44)	39.40	24.08	949	.93		.93		1.51
12/31/2018	40.24	.59	(3.26)	(2.67)	(.58)	(3.21)	(3.79)	33.78	(6.84)	864	.94		.94		1.47
12/31/2017	36.11	.54	6.38	6.92	(.53)	(2.26)	(2.79)	40.24	19.28	1,028	.95		.95		1.38
12/31/2016	33.27	.52	4.18	4.70	(.56)	(1.30)	(1.86)	36.11	14.17	951	.95		.95		1.50
Class R-4:
6/30/2021[5,6]	44.28	.29	5.92	6.21	(.30)	(.41)	(.71)	49.78	14.06 [7]	1,397	.62	[8]	.62	[8]	1.23	[8]
12/31/2020	39.44	.58	4.98	5.56	(.61)	(.11)	(.72)	44.28	14.48	1,337	.62		.62		1.50
12/31/2019	33.81	.68	7.50	8.18	(.74)	(1.81)	(2.55)	39.44	24.46	1,435	.63		.63		1.81
12/31/2018	40.28	.72	(3.28)	(2.56)	(.70)	(3.21)	(3.91)	33.81	(6.58)	1,346	.64		.64		1.77
12/31/2017	36.14	.66	6.39	7.05	(.65)	(2.26)	(2.91)	40.28	19.64	1,688	.65		.65		1.68
12/31/2016	33.29	.63	4.19	4.82	(.67)	(1.30)	(1.97)	36.14	14.55	1,518	.64		.64		1.80
Class R-5E:
6/30/2021[5,6]	44.38	.35	5.92	6.27	(.35)	(.41)	(.76)	49.89	14.18 [7]	170	.42	[8]	.42	[8]	1.47	[8]
12/31/2020	39.54	.66	4.98	5.64	(.69)	(.11)	(.80)	44.38	14.69	101	.42		.42		1.70
12/31/2019	33.89	.76	7.52	8.28	(.82)	(1.81)	(2.63)	39.54	24.72	68	.43		.43		2.01
12/31/2018	40.36	.81	(3.27)	(2.46)	(.80)	(3.21)	(4.01)	33.89	(6.35)	24	.43		.43		2.01
12/31/2017	36.20	.76	6.39	7.15	(.73)	(2.26)	(2.99)	40.36	19.89	10	.44		.44		1.95
12/31/2016	33.36	.62	4.24	4.86	(.72)	(1.30)	(2.02)	36.20	14.69	3	.43		.43		1.71
Class R-5:
6/30/2021[5,6]	44.41	.36	5.94	6.30	(.37)	(.41)	(.78)	49.93	14.23 [7]	213	.32	[8]	.32	[8]	1.53	[8]
12/31/2020	39.56	.69	4.99	5.68	(.72)	(.11)	(.83)	44.41	14.82	196	.32		.32		1.80
12/31/2019	33.91	.80	7.52	8.32	(.86)	(1.81)	(2.67)	39.56	24.82	261	.33		.33		2.11
12/31/2018	40.38	.84	(3.27)	(2.43)	(.83)	(3.21)	(4.04)	33.91	(6.27)	245	.34		.34		2.07
12/31/2017	36.22	.78	6.41	7.19	(.77)	(2.26)	(3.03)	40.38	20.00	315	.35		.35		1.98
12/31/2016	33.36	.74	4.18	4.92	(.76)	(1.30)	(2.06)	36.22	14.85	262	.35		.35		2.12
Class R-6:
6/30/2021[5,6]	44.40	.38	5.93	6.31	(.38)	(.41)	(.79)	49.92	14.27 [7]	15,777	.27	[8]	.27	[8]	1.60	[8]
12/31/2020	39.56	.72	4.97	5.69	(.74)	(.11)	(.85)	44.40	14.85	18,480	.27		.27		1.85
12/31/2019	33.90	.82	7.53	8.35	(.88)	(1.81)	(2.69)	39.56	24.92	17,077	.28		.28		2.16
12/31/2018	40.38	.86	(3.28)	(2.42)	(.85)	(3.21)	(4.06)	33.90	(6.25)	12,548	.29		.29		2.13
12/31/2017	36.22	.80	6.41	7.21	(.79)	(2.26)	(3.05)	40.38	20.07	11,556	.30		.30		2.03
12/31/2016	33.36	.75	4.20	4.95	(.79)	(1.30)	(2.09)	36.22	14.92	6,977	.30		.30		2.14

See end of table for footnotes.

24	The Investment Company of America

Financial highlights (continued)

	Six months ended	Year ended December 31,
	June 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[14]	12%	39%	31%	36%	28%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC waived a portion of investment advisory services fees and during the periods shown reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

The Investment Company of America	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	The Investment Company of America

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,140.83	$3.03	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,136.60	7.05	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class T – actual return	1,000.00	1,142.25	1.81	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	1,140.52	3.40	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	1,142.14	1.97	.37
Class F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 – actual return	1,000.00	1,142.44	1.43	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,140.54	3.29	.62
Class 529-A – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-C – actual return	1,000.00	1,136.47	7.20	1.36
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class 529-E – actual return	1,000.00	1,139.14	4.56	.86
Class 529-E – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-T – actual return	1,000.00	1,141.67	2.12	.40
Class 529-T – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-1 – actual return	1,000.00	1,141.66	2.34	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-2 – actual return	1,000.00	1,141.90	2.07	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-3 – actual return	1,000.00	1,142.30	1.75	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	1,136.44	7.15	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2 – actual return	1,000.00	1,136.18	7.26	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E – actual return	1,000.00	1,138.09	5.67	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 – actual return	1,000.00	1,138.87	4.88	.92
Class R-3 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-4 – actual return	1,000.00	1,140.61	3.29	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	1,141.78	2.23	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,142.30	1.70	.32
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 – actual return	1,000.00	1,142.67	1.43	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Investment Company of America	27

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

28	The Investment Company of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Investment Company of America	29

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30	The Investment Company of America

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The Investment Company of America	31

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	The Investment Company of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2021